LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES	12 Months Ended
Dec. 31, 2016
Restricted Investments Note [Abstract]
LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES
NOTE 11 -      LIABILITIES SECURED BY PLEDGES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES

A.
The Company has registered fixed charge on bank deposits in favor of certain banks. The bank deposits are used to secure a credit line granted to the Company by the banks, and as collateral for guarantees provided to its customers.

As of December 31, 2016, the bank deposits amount to $83 thousands;